Lease commitments - As Lessee (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Future Minimum Payments

The table below shows the total future minimum payments:

	12/31/2018	12/31/2017
Current	6	4
Up to 1 year	6	4
Non-current	10	—
From 1 to 5 years	10	—

Total future minimum payments	16	4

Present value	16	4

Schedule of Minimum Payments of Initiated and Remaining Lease Agreements With Non-cancelable Clauses

Minimum payments of initiated and remaining lease agreements with non-cancelable clauses are as follows:

	12/31/2018	12/31/2017
Current	774	1,113
Up to 1 year	774	1,113
Non-current	4,663	4,310
From 1 to 5 years	3,894	3,927

Over 5 years	769	383

Total future minimum payments	5,437	5,423